Payables and accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Payables And Accrued Liabilities
Summary of detailed information about payables and accrued liabilities

	December 31,
	2022	2021
	$	$
Trade accounts payable	2,038	934
Accrued research and development costs	751	531
Accrued employee benefits	325	533
Payroll tax and other statutory liabilities	74	63
Other accrued liabilities	640	611
	3,828	2,672